Transactions with Related Parties	12 Months Ended
Dec. 31, 2013
Transactions with Related Parties [Abstract]
Transactions with Related Parties

2.Transactions with Related Parties

The following amounts were charged by related parties for services rendered:

	2013	2012	2011
Tsakos Shipping and Trading S.A. (commissions)	5,219	5,304	5,461
Tsakos Energy Management Limited (management fees)	15,487	15,587	15,298
Tsakos Columbia Shipmanagement S.A.	1,621	1,280	1,237
Argosy Insurance Company Limited	9,129	9,701	9,933
AirMania Travel S.A.	4,810	3,661	2,129

Total expenses with related parties	36,266	35,533	34,058

Balances due from and to related parties are as follows:

	December 31,
Due from related parties	2013	2012
Tsakos Columbia Shipmanagement Ltd	1,084	1,561

Total due from related parties	1,084	1,561

Due to related parties
Tsakos Shipping and Trading S.A.	555	1,110
Tsakos Energy Management Limited	92	53
Argosy Insurance Company Limited	6,008	1,209
AirMania Travel S.A.	275	222

Total due to related parties	6,930	2,594

There is also, at December 31, 2013 an amount of $319 ($559 in 2012) due to Tsakos Shipping and Trading S.A. and $356 ($329 in 2012) due to Argosy Insurance Limited, included in Accrued liabilities which relates to services rendered by related parties not yet invoiced.

(a)Tsakos Energy Management Limited (the “Management Company”): The Holding Company has a Management Agreement (“Management Agreement”) with the Management Company, a Liberian corporation, to provide overall executive and commercial management of its affairs for a monthly fee. Per the Management Agreement of March 8, 2007, effective from January 1, 2008, there is a prorated adjustment if at the beginning of each year the Euro has appreciated by 10% or more against the U.S. Dollar since January 1, 2007. In addition, there is an increase each year by a percentage figure reflecting 12 month Euribor, if both parties agree. From January 1, 2011, the monthly management fees for operating vessels were $27.0 per owned vessel except for the LNG carrier which bore a monthly fee of $32.0, of which $7.0 was paid to the Management Company and $25.0 to a third party manager. The monthly management fees for chartered-in vessels or for owned vessels chartered out on a bare-boat basis were $20.0. From January 1, 2012 until December 31, 2013 monthly fees for operating vessels were $27.5, for vessels chartered out or on a bare-boat basis were $20.4 and from April 1, 2012 for the LNG carrier $35.0 of which $10.0 was paid to the Management Company and $25.0 to a third party manager. Monthly management fees for the DP2 shuttle tankers have been agreed at $35.0 per vessel. Since the expiry of the bareboat charter of the VLCC Millennium on July 30, 2013, management fees for this vessel are $27.5 per month of which $13.7 are payable to a third party manager. Management fees for the suezmax Eurochampion 2004 are $27.5 per month of which, effective September 22, 2013, $12.0 are payable to a third party manager.

In addition to the management fee, the Management Agreement provides for an incentive award to the Management Company, which is at the absolute discretion of the Holding Company’s Board of Directors. The incentive award program is based on the Company’s annual return on equity (“ROE”). In 2013, 2012 and 2011, there was no such award. However, special awards totaling $500 were paid to the Management Company in relation to capital raising offerings during 2013. These awards have been included as a deduction of additional paid in capital in the accompanying Consolidated Financial Statements.

The Holding Company and the Management Company have certain officers and directors in common. The President, who is also the Chief Executive Officer and a Director of the Holding Company, is also the sole stockholder of the Management Company. The Management Company may unilaterally terminate its Management Agreement with the Holding Company at any time upon one year’s notice. In addition, if even one director was elected to the Holding Company’s Board of Directors without having been recommended by the existing board, the Management Company would have the right to terminate the Management Agreement on ten days notice, and the Holding Company would be obligated to pay the Management Company the present discounted value of all payments that would have otherwise been due under the main agreement up until June 30 of the tenth year following the date of the termination plus the average of the incentive awards previously paid to TEM multiplied by 10. As at December 31, 2013 such payment would be approximately $145,291 calculated in accordance with the terms of the Management Agreement. This amount takes account of the LNG carrier and the five aframaxes under construction, but excludes the new-building which is being negotiated with the shipyard (Note 14). Under the terms of the Management Agreement between the Holding Company and the Management Company, the Holding Company may terminate the Management Agreement only under specific circumstances, without the prior approval of the Holding Company’s Board of Directors.

Estimated future management fees payable over the next ten years under the Management Agreement, exclusive of any incentive awards and based on existing vessels and known vessels as at December 31, 2013, scheduled for future delivery, are:

Year	Amount
2014	16,971
2015	16,971
2016	16,973
2017	17,251
2018	17,272
2019 to 2023	77,724

163,162

Management fees for vessels are included in the accompanying Consolidated Statements of Operations. Also, under the terms of the Management Agreement, the Management Company provides supervisory services for the construction of new vessels for a monthly fee, per vessel, of $20.4 in 2013, ($20.4 and $20.0 for 2012 and 2011, respectively). These fees in total amounted to $492, $612 and $588 for 2013, 2012 and 2011, respectively, and are either accounted for as part of construction costs for delivered vessels or are included in Advances for vessels under construction.

(b)Tsakos Columbia Shipmanagement S.A. (“TCM”): The Management Company appointed TCM to provide technical management to the Company’s vessels from July 1, 2010. TCM is owned jointly and in equal part by Tsakos family private interests and by a private German group. TCM, at the consent of the Holding Company, may subcontract all or part of the technical management of any vessel to an alternative unrelated technical manager.

Effective July 1, 2010, the Management Company, at its own expense, pays technical management fees to TCM, and the Company bears and pays directly to TCM most of its operating expenses, including repairs and maintenance, provisioning and crewing of the Company’s vessels, as well as certain charges which are capitalized or deferred, including reimbursement of the costs of TCM personnel sent overseas to supervise repairs and perform inspections on Company vessels. The Company also pays to TCM certain fees to cover expenses relating to internal control procedures and information technology services which are borne by TCM on behalf of the Company.

(c)Tsakos Shipping and Trading S.A. (“Tsakos Shipping”):  Tsakos Shipping provides chartering services for the Company’s vessels by communicating with third party brokers to solicit research and propose charters. For this service, the Company pays to Tsakos Shipping a chartering commission of 1.25% on all freights, hires and demurrages. Such commissions are included in Commissions in the accompanying Consolidated Statements of Operations. Tsakos Shipping also provides sale and purchase of vessels brokerage service. For this service, Tsakos Shipping may charge brokerage commission. In 2012 and 2011, this commission was approximately 1% of the sale price of a vessel. In 2013, there were no sales or purchases of vessels.

Tsakos Shipping may also charge a fee of $200 (or such other sum as may be agreed) on delivery of each new-building vessel in payment for the cost of design and supervision of the new-building by Tsakos Shipping. This amount is added to the cost of the vessels concerned and is being amortized over the remaining life of the vessels. In 2013 and 2012, no such fee was charged.

Certain members of the Tsakos family are involved in the decision-making processes of Tsakos Shipping and of the Management Company, and are also shareholders, and directors of the Holding Company.

(d)Argosy Insurance Company Limited (“Argosy”): The Company places its hull and machinery insurance, increased value insurance and war risk and certain other insurance through Argosy, a captive insurance company affiliated with Tsakos Shipping.

(e)AirMania Travel S.A. (“AirMania”): Apart from third-party agents, the Company also uses an affiliated company, AirMania, for travel services.